Right-of-Use Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Short-term lease agreements	$ 5,071	$ 3,557
Operating lease rental income	$ 19,926	$ 14,101